Schedule of Cash (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 389	¥ 17,328,142	$ 384	¥ 17,574,082
Bank balances	17,455,643		17,832,396
Other monetary funds	213		211
Total	$ 17,456,245		$ 17,832,991